DEBT	12 Months Ended
Dec. 31, 2022
DEBT
8. DEBT
We maintain an unsecured, $560,000
syndicated multicurrency revolving credit agreement, which we use to fund seasonal working capital needs and for other general corporate purposes, including acquisitions, dividends (if and as declared by our Board of Directors), capital expenditures, stock repurchases, and issuances of letters of credit. The credit facility has a seasonal component from October 1 to March 31, during which the borrowing capacity may be reduced to
$460,000 at our discretion (which effectively reduces fees payable in respect of the unused portion of the commitment), and we effected this reduction in 2022. Included in the credit facility are a $100,000 swingline subfacility, a $10,000 letter of credit subfacility, a $75,000 alternative currency borrowing sublimit and an $8,000 Mexican borrowing sublimit.
The revolving credit agreement
matures on December 5, 2023, and accordingly, borrowings outstanding under the revolving

credit agreement are classified as current liabilities in our consolidated balance sheet at December 31, 2022. We believe that we will refinance the revolving

credit agreement at or prior to its maturity on similar terms and subject to similar conditions.
Borrowings
under the credit facility bear interest at either LIBOR-based rates plus a spread, which ranges from 87.5 to 150.0 basis-points (LIBOR plus 87.5 basis-points at December 31, 2022), depending on our ratio of total debt to EBITDA, or on rates based on the highest of the Federal Funds Effective Rate plus 0.5%, the Prime Rate or the Eurocurrency Rate plus 1.0%, in each case plus a spread which ranges from 0 to 50.0 basis-points (0 basis-points at December 31, 2022), depending on our ratio of total debt to EBITDA. We pay a variable commitment fee on the unused portion of the commitment under the revolving credit agreement, ranging from 7.5 to 20.0 basis-points (7.5 basis-points at December 31, 2022). During 2021, we paid fees of $22 in connection with the increase in the aggregate borrowing capacity of our revolving credit agreement, which are being amortized ratably through the maturity of the facility in December 2023.
At December 31, 2022 and December 31, 2021, $56,400 and $89,000, respectively, were outstanding under the revolving credit agreement. The revolving credit agreement contains customary affirmative and negative covenants, including financial covenants with respect to consolidated leverage and interest coverage ratios, and other customary restrictions. We believe we were in compliance with all covenants at December 31, 2022.